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                                       CHRISTINE MURPHY
                                       Counsel
                                       Travelers Insurance
                                       Legal Division, 8MS
                                       Telephone:  860-954-2289
                                       Fax:  860-277-0842
                                       Email:  christine.murphy@travelers. com


October 12, 2001


Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW  Mail Stop 5-6
Washington, DC  40549


Re: The Travelers Separate Account Nine for Variable Annuities (333-65926) The Travelers Separate Account Ten for Variable Annuities (333-65922)


Members of the Commission:

This document is being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from those contained in each registrant's most recent pre-effective amendment. In addition, I certify that the text of the registrants' most recent pre-effective amendments was filed electronically via EDGAR.

Please direct any questions regarding this filing to me at (860) 954-2289.


Sincerely,

/s/Christine Murphy
-------------------
Christine Murphy